Offsets	Sep. 17, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-93410
Initial Filing Date	Sep. 16, 2024
Fee Offset Claimed	$ 954,066.18
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Squarespace, Inc.
Form or Filing Type	SC TO
File Number	005-93410
Filing Date	Sep. 16, 2024
Fee Paid with Fee Offset Source	$ 954,066.18